UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth L. Pearlstein
Title:   General Counsel
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:

/s/ Seth L. Pearlstein         New York, NY          15 May 2009
----------------------         ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       25
                                           ---------------------
Form 13F Information Table Value Total:               $1,143,131
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                 TITLE OF                 VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER           VOTING AUTHORITY
    NAME OF ISSUER                CLASS        CUSIP     (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS      SOLE    SHARED   NONE
-----------------------          --------     --------   --------   -------  --- ----  -------  --------     ------  --------  -----
AT&T INC COM                        COM       00206r102       350     13900  SH          Sole                 13900
AUTOMATIC DATA PROCESSING INC       COM       053015103     69919   1988590  SH          Sole               1988590
BECTON DICKINSON & CO COM           COM       075887109     84520   1256994  SH          Sole               1256994
CHIPOTLE MEXICAN GRILL INC CL       COM       169656204     37605    656173  SH          Sole                656173
DISNEY WALT CO COM DISNEY           COM       254687106      8010    441087  SH          Sole                441087
FASTENAL CO COM                     COM       311900104     70769   2200880  SH          Sole               2200880
FPL GROUP INC COM                   COM       302571104      1281     25250  SH          Sole                 25250
GOOGLE INC CL A                     COM       38259p508     31150     89497  SH          Sole                 89497
JOHNSON & JOHNSON COM               COM       478160104       936     17800  SH          Sole                 17800
KELLOGG CO COM                      COM       487836108      9432    257503  SH          Sole                257503
MASTERCARD INC CL A                 COM       57636q104     95802    572018  SH          Sole                572018
MCGRAW HILL COS INC COM             COM       580645109     51925   2270442  SH          Sole               2270442
MSCI INC CL A                       COM       55354g100     36633   2166345  SH          Sole               2166345
PAYCHEX INC COM                     COM       704326107     60678   2363764  SH          Sole               2363764
PEPSICO INC COM                     COM       713448108     74050   1438417  SH          Sole               1438417
POLO RALPH LAUREN CORP CL A         COM       731572103     52940   1253010  SH          Sole               1253010
PRAXAIR INC COM                     COM       74005p104     47087    699755  SH          Sole                699755
PROCTER & GAMBLE CO COM             COM       742718109     66253   1406945  SH          Sole               1406945
QUALCOMM INC COM                    COM       747525103     71166   1828987  SH          Sole               1828987
SCHWAB CHARLES CORP NEW COM         COM       808513105     74525   4808051  SH          Sole               4808051
STAPLES INC COM                     COM       855030102     50750   2802336  SH          Sole               2802336
TARGET CORP COM                     COM       87612e106     57223   1663934  SH          Sole               1663934
UNITED TECHNOLOGIES CORP COM        COM       913017109     64764   1506832  SH          Sole               1506832
VISA INC COM CL A                   COM       92826c839     24685    443980  SH          Sole                443980
WALGREEN CO COM                     COM       931422109       678     26125  SH          Sole                 26125

                                                          1143131        No. of Other Managers          0